CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues:
A related party	¥ 2,295,569	$ 360,225	¥ 2,889,441	¥ 2,112,170
Third parties	3,008,266	472,063	2,936,183	2,535,343
Total net revenues	5,303,835	832,288	5,825,624	4,647,513
Cost of revenues	(4,105,767)	(644,285)	(4,742,668)	(3,565,109)
Gross profit	1,198,068	188,003	1,082,956	1,082,404
Operating expenses:
Research and development expenses	(311,786)	(48,926)	(265,680)	(204,942)
Selling and marketing expenses	(751,011)	(117,850)	(597,176)	(529,212)
General and administrative expenses	(97,730)	(15,336)	(68,914)	(73,061)
Total operating expenses	(1,160,527)	(182,112)	(931,770)	(807,215)
Other income, net	27,128	4,257	32,795	35,880
Income from operations	64,669	10,148	183,981	311,069
Interest income and short-term investment income, net	28,589	4,486	31,968	26,109
Other non-operating income	1,372	215	1,818	1,842
Income before income tax expenses	94,630	14,849	217,767	339,020
Income tax expenses	(5,739)	(901)	(43,321)	(45,190)
Net income	88,891	13,948	174,446	293,830
Less: Net income attributable to the non-controlling interest shareholders	286	45	1,122	1,660
Net income attributable to ordinary shareholders of the Company	88,605	13,903	173,324	292,170
Net income attributable to the Company	88,605	13,903	173,324	292,170
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	(13,736)	(2,155)	(40,239)	10,641
Total comprehensive income attributable to the Company	¥ 74,869	$ 11,748	¥ 133,085	¥ 302,811
Net income per share attributable to ordinary shareholders of the Company:
-Basic | (per share)	¥ 0.42	$ 0.07	¥ 0.83	¥ 1.40
-Diluted | (per share)	¥ 0.40	$ 0.06	¥ 0.80	¥ 1.35
Weighted average number of ordinary shares used in calculating net income per share
-Basic	209,551,821	209,551,821	208,812,049	208,156,507
-Diluted	220,735,997	220,735,997	215,623,773	215,855,577